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                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                               ON SEPTEMBER 14, 2004


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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /
                                 --                      --


     Post-Effective Amendment No. 93                     /X/
                                  --                     --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940



     Amendment No. 118                                   /X/
                   ---                                   --

                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

             Scott Eston                          J.B. Kittredge, Esq.
              GMO Trust                            Ropes & Gray LLP
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     / / 60 days after filing pursuant to paragraph (a)(1), or

     /X/ On October 15, 2004  pursuant to paragraph (b), or
         ------------------

     / / 75 days after filing pursuant to paragraph (a)(2), of Rule 485.


If appropriate, check the following box:

     /X/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


NOTE: This Post-Effective Amendment No. 93 is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the "Securities Act"), solely to designate October 15, 2004 as the new effective date for Post-Effective Amendment No. 79 filed pursuant to Rule 485(a) under the Securities Act on May 3, 2004. This Post-Effective Amendment No. 93 is intended to amend and supersede Post-Effective Amendment No. 86 and Post-Effective Amendment 89 filed pursuant to Rule 485(b) under the Securities Act on July 16, 2004 and August 13, 2004, respectively, solely to designate August 16, 2004 and September 15, 2004, respectively, as the new effective dates for Post-Effective Amendment No. 79. This Post-Effective Amendment No. 93, however, is not intended to amend or supersede any information contained in Post-Effective Amendment
No. 79.

This filing relates only to the GMO Real Asset Fund, one of forty-three series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.

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                                    GMO TRUST

PART A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A of GMO Trust (the "Registrant") under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 100 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on May 3, 2004 ("Amendment No. 79/100").

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 79/100 to the Registrant's Registration Statement on Form N-1A filed with the SEC on May 3, 2004.

PART C. OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 79/100 to the Registrant's Registration Statement on Form N-1A filed with the SEC on May 3, 2004.


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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, certifies that it meets all of the requirements of this Registration Statement under Rule 485(b) under the Securities Act, and has duly caused this Post-Effective Amendment No. 93 under the Securities Act and Post-Effective Amendment No. 118 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 14th day of September, 2004.

                                GMO Trust

                                By: SCOTT E. ESTON*
                                    --------------------------------------------
                                    Scott E. Eston
                                    Title: President; Chief Executive Officer;
                                           Principal Executive Officer


     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 93 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the date indicated.

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

Signatures               Title                                   Date
----------               -----                                   ----

SCOTT E. ESTON*          President; Chief Executive Officer;     September 14, 2004
-----------------------  Principal Executive Officer
Scott E. Eston


SUSAN RANDALL HARBERT*   Chief Financial Officer and Treasurer;  September 14, 2004
-----------------------  Principal Financial and Accounting
Susan Randall Harbert    Officer


R. JEREMY GRANTHAM*      Trustee                                 September 14, 2004
-----------------------
R. Jeremy Grantham


JAY O. LIGHT*            Trustee                                 September 14, 2004
-----------------------
Jay O. Light


DONALD W. GLAZER*        Trustee                                 September 14, 2004
-----------------------
Donald W. Glazer


                         * By: /S/ ELAINE M. HARTNETT
                               ----------------------
                               Elaine M. Hartnett
                               Attorney-in-Fact
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